Capital management	12 Months Ended
Dec. 31, 2018
Capital management [Abstract]
Capital management
Capital management
The Company's objective in managing capital, consisting of shareholders' equity, with cash, cash equivalents and short term investments being its primary components, is to ensure sufficient liquidity to fund research and development activities, corporate, administration and business development expenses and working capital requirements.The capital management objective of the Company remains the same as that in the previous period.
Over the past two years, the Company has raised capital via a public offering, the exercise of warrants and stock options and draw-downs subsequent to year end under our November 30, 2018 ATM facility as its primary sources of liquidity, as discussed in note 12 - Share capital.
As the Company's policy is to retain cash to keep funds available to finance the activities required to advance the Company's product development it does not currently pay dividends. The Company is not subject to any capital requirements imposed by any regulators or by any other external source.